UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)
500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116

(Name and address of agents for service)
Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 01/31/06

MFS® Special Value Trust

INVESTMENT MANAGEMENT®

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006
Issuer	Shares/Par	Value ($)

Bonds – 62.8%

Advertising & Broadcasting – 4.3%

Allbritton Communications Co., 7.75%, 2012	$ 350,000	$350,875

DIRECTV Holdings LLC, 6.375%, 2015	90,000	88,200

EchoStar DBS Corp., 6.375%, 2011	315,000	307,125

Granite Broadcasting Corp., 9.75%, 2010	340,000	293,250

Inmarsat Finance II PLC, 0% to 2008, 10.375% to 2012	360,000	300,150

Intelsat Ltd., 8.625%, 2015(a)	135,000	135,337

Intelsat Ltd., 0% to 2010, 9.25% to 2015(a)	180,000	118,800

LBI Media Holdings, Inc., 0% to 2008, 11% to 2013	875,000	644,219

Panamsat Holding Corp., 0% to 2009, 10.375% to 2014	640,000	451,200

Sirius Satellite Radio, Inc., 9.625%, 2013	185,000	181,763

		$2,870,919

Aerospace – 0.2%

DRS Technologies, Inc., 7.625%, 2018	$ 155,000	$157,325

Airlines – 0.8%

Continental Airlines, Inc., 6.795%, 2018	$ 331,351	$287,965

Continental Airlines, Inc., 8.307%, 2018	215,952	194,809

Continental Airlines, Inc., 7.566%, 2020	56,616	52,765

		$535,539

Apparel Manufacturers – 1.1%

Levi Strauss & Co., 9.75%, 2015	$ 345,000	$363,544

Propex Fabrics, Inc., 10%, 2012	395,000	351,550

		$715,094

Asset Backed & Securitized – 3.2%

Anthracite CDO Ltd., 6%, 2037(a)	$ 450,000	$393,610

Asset Securitization Corp., FRN, 8.7825%, 2029(a)	700,000	624,832

Falcon Franchise Loan LLC, FRN, 3.7884%, 2025(i)	650,008	105,799

GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033	250,000	250,794

Morgan Stanley Capital I, Inc., FRN, 1.4906%, 2014(a)(i)	697,506	50,732

Preferred Term Securities XII Ltd., 9.8%, 2033(a)(e)	225,000	210,938

Preferred Term Securities XVI Ltd., 14%, 2035(a)(e)	300,000	297,600

Preferred Term Securities XVII Ltd., 9.3%, 2035(a)(e)	187,000	179,053

		$2,113,358

Automotive – 4.5%

Advanced Accessory Systems LLC, 10.75%, 2011	$ 60,000	$48,000

Ford Motor Credit Co., 5.625%, 2008	120,000	109,097

Ford Motor Credit Co., 6.625%, 2008	495,000	465,788

Ford Motor Credit Co., 5.8%, 2009	90,000	81,658

Ford Motor Credit Co., 8.625%, 2010	125,000	120,330

Ford Motor Credit Co., 7%, 2013	92,000	83,336

General Motors Acceptance Corp., 6.125%, 2008	330,000	317,283

General Motors Acceptance Corp., 5.85%, 2009	130,000	122,443

General Motors Acceptance Corp., 6.75%, 2014	571,000	541,162

Goodyear Tire & Rubber Co., 9%, 2015	480,000	480,000

Lear Corp., 8.11%, 2009	440,000	404,800

Lear Corp., 5.75%, 2014	125,000	101,875

Metaldyne Corp., 10%, 2013	155,000	141,825

TRW Automotive, Inc., 11%, 2013	13,000	14,755

		$3,032,352

Banks & Credit Companies – 0.4%

ATF Bank JSC, 9.25%, 2012(a)	$ 279,000	$293,299

		1

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Basic Industry – 0.1%

Trimas Corp., 9.875%, 2012	$105,000	$89,775

Broadcast & Cable TV – 3.9%

Cablevision Systems Corp., 8%, 2012	$180,000	$171,450

CCH I Holdings LLC, 9.92%, 2014(a)	358,000	182,580

CCH I Holdings LLC, 11%, 2015(a)	378,000	310,905

Charter Communications, Inc., 8.625%, 2009	48,000	35,520

CSC Holdings, Inc., 8.125%, 2009	155,000	157,325

CSC Holdings, Inc., 6.75%, 2012(a)	110,000	105,050

FrontierVision Holdings LP, 11.875%, 2007(d)	300,000	360,000

FrontierVision Operating Partners LP, 11%, 2006(d)	115,000	157,550

Kabel Deutschland, 10.625%, 2014(a)	230,000	241,500

Mediacom Broadband LLC, 11%, 2013	150,000	161,250

Mediacom LLC, 9.5%, 2013	285,000	282,863

Telenet Group Holdings N.V., 0% to 2008, 11.5% to 2014(a)	510,000	424,575

		$2,590,568

Building – 1.8%

Goodman Global Holdings, Inc., 7.875%, 2012(a)	$355,000	$335,475

Interface, Inc., 10.375%, 2010	180,000	195,750

Interface, Inc., 9.5%, 2014	150,000	150,000

Nortek Holdings, Inc., 8.5%, 2014	65,000	63,213

Nortek Holdings, Inc., 0% to 2009, 10.75% to 2014	632,000	403,690

Texas Industries, Inc., 7.25%, 2013	70,000	72,275

		$1,220,403

Business Services – 0.5%

Lucent Technologies, Inc., 6.45%, 2029	$100,000	$84,000

Northern Telecom Corp., 6.875%, 2023	75,000	67,125

Northern Telecom Corp., 7.875%, 2026	45,000	44,100

SunGard Data Systems, Inc., 10.25%, 2015(a)	165,000	165,825

		$361,050

Chemicals – 4.3%

ARCO Chemical Co., 9.8%, 2020	$160,000	$178,800

Basell AF SCA, 8.375%, 2015(a)	225,000	224,719

Crystal U.S. Holdings LLC, "A", 0% to 2009, 10% to 2014	36,000	26,820

Crystal U.S. Holdings LLC, "B", 0% to 2009, 10.5% to 2014	390,000	288,600

Equistar Chemicals, 10.625%, 2011	80,000	88,000

Huntsman International LLC, 10.125%, 2009	1,000	1,034

Huntsman International LLC, 7.375%, 2015(a)	215,000	217,687

IMC Global, Inc., 10.875%, 2013	70,000	80,500

KI Holdings, Inc., 0% to 2009, 9.875% to 2014	547,000	366,490

Lyondell Chemical Co., 11.125%, 2012	340,000	381,650

Nalco Co., 8.875%, 2013	65,000	67,925

Polypore, Inc., 8.75%, 2012	195,000	177,450

Resolution Performance Products LLC, 13.5%, 2010	340,000	362,950

Rhodia S.A., 8.875%, 2011	196,000	199,920

Rockwood Specialties Group, Inc., 10.625%, 2011	219,000	239,258

		$2,901,803

Consumer Goods & Services – 2.0%

ACCO Brands Corp., 7.625%, 2015	$30,000	$28,612

Church & Dwight Co., Inc., 6%, 2012	75,000	73,687

GEO Group, Inc., 8.25%, 2013	65,000	64,837

Playtex Products, Inc., 9.375%, 2011	65,000	68,331

Revlon Consumer Products Corp., 9.5%, 2011	465,000	427,800

		2

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Consumer Goods & Services – continued

Safilo Capital International S.A., 9.625%, 2013(a)	EUR	260,000	$360,031

Worldspan Financing Corp., FRN, 10.59%, 2011		$330,000	288,750

			$1,312,048

Containers – 0.7%

Crown Americas, 7.75%, 2015(a)		$215,000	$223,063

Owens-Brockway Glass Container, Inc., 8.25%, 2013		160,000	168,400

Pliant Corp., 11.125%, 2009		50,000	43,625

			$435,088

Defense Electronics – 0.2%

L-3 Communications Holdings, Inc, 6.125%, 2014		$130,000	$128,375

Electronics – 0%

Magnachip Semiconductor S.A., 8%, 2014		$20,000	$19,350

Emerging Market Quasi-Sovereign – 0.6%

Gazprom OAO, 9.625%, 2013(a)		$150,000	$179,812

Gazprom OAO, 9.625%, 2013		60,000	71,925

Pemex Project Funding Master Trust, 8.625%, 2022		143,000	174,675

			$426,412

Emerging Market Sovereign – 1.4%

Federal Republic of Brazil, 8.875%, 2019		$483,000	$557,865

Federal Republic of Brazil, FRN, 5.1875%, 2024		54,000	52,920

Republic of Panama, 9.375%, 2029		185,000	239,575

Republic of Panama, 6.7%, 2036		28,000	27,832

United Mexican States, 8.3%, 2031		41,000	51,660

			$929,852

Energy - Independent – 0.9%

Belden & Blake Corp., 8.75%, 2012		$280,000	$287,700

Chesapeake Energy Corp., 7%, 2014		52,000	53,690

Chesapeake Energy Corp., 6.875%, 2016		130,000	132,600

Clayton Williams Energy, Inc., 7.75%, 2013		135,000	132,806

			$606,796

Entertainment – 1.6%

AMC Entertainment, Inc., 11%, 2016(a)		$165,000	$165,825

Marquee Holdings, Inc., 0% to 2009, 12% to 2014		415,000	253,150

Six Flags, Inc., 9.75%, 2013		415,000	424,856

Universal City, Florida Holding Co., 8.375%, 2010		240,000	240,600

			$1,084,431

Food & Non-Alcoholic Beverages – 0.8%

Chaoda Modern Agriculture Holdings, 7.75%, 2010(a)		$359,000	$362,590

Doane Petcare Co., 10.625%, 2015(a)		135,000	141,075

			$503,665

Forest & Paper Products – 2.0%

Graphic Packaging International Corp., 9.5%, 2013		$345,000	$324,300

Jefferson Smurfit Corp., 8.25%, 2012		140,000	133,000

JSG Funding LLC, 11.5%, 2015(a)(p)	EUR	476,666	562,310

Newark Group, Inc., 9.75%, 2014		$155,000	137,175

Norske Skog Canada Ltd., 7.375%, 2014		125,000	110,000

Sino-Forest Corp., 9.125%, 2011(a)		12,000	12,960

Stone Container Corp., 7.375%, 2014		90,000	80,325

			$1,360,070

			3

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Gaming & Lodging – 3.1%

Aztar Corp., 7.875%, 2014	$200,000	$207,500

Greektown Holdings, 10.75%, 2013(a)	135,000	134,325

GTECH Holdings Corp., 5.25%, 2014	265,000	274,833

Majestic Star Casino LLC, 9.5%, 2010	45,000	48,037

Majestic Star Casino LLC, 9.75%, 2011(a)	40,000	40,900

NCL Corp. Ltd., 10.625%, 2014	360,000	376,650

Penn National Gaming, Inc., 6.75%, 2015	95,000	94,763

Pinnacle Entertainment, Inc., 8.25%, 2012	195,000	201,825

Resorts International Hotel & Casino, Inc., 11.5%, 2009	400,000	442,000

Station Casinos, Inc., 6.875%, 2016	25,000	25,406

Wynn Las Vegas LLC, 6.625%, 2014	215,000	209,356

		$2,055,595

Industrial – 1.7%

Amsted Industries, Inc., 10.25%, 2011(a)	$195,000	$209,625

Da-Lite Screen Co., Inc., 9.5%, 2011	120,000	126,600

JohnsonDiversey Holdings, Inc., 0% to 2007, 10.67% to 2013	335,000	281,400

Knowledge Learning Corp., 7.75%, 2015(a)	85,000	81,175

Milacron Escrow Corp., 11.5%, 2011	390,000	351,975

Wesco Distribution, Inc., 7.5%, 2017(a)	105,000	106,838

		$1,157,613

Machinery & Tools – 0.7%

Case Corp., 7.25%, 2016	$220,000	$211,200

Case New Holland, Inc., 9.25%, 2011	205,000	219,350

		$430,550

Medical & Health Technology & Services – 2.6%

Accellent, Inc., 10.5%, 2013(a)	$135,000	$141,075

CDRV Investors, Inc., 0% to 2010, 9.625% to 2015	370,000	239,575

DaVita, Inc., 6.625%, 2013	80,000	80,800

DaVita, Inc., 7.25%, 2015	150,000	150,937

Fisher Scientific International, Inc., 6.125%, 2015	210,000	210,262

Healthsouth Corp., 8.5%, 2008	150,000	153,750

Psychiatric Solutions, Inc., 7.75%, 2015	55,000	56,925

Select Medical Corp., 7.625%, 2015	115,000	102,350

Triad Hospitals, Inc., 7%, 2013	215,000	216,881

U.S. Oncology, Inc., 10.75%, 2014	275,000	303,875

Universal Hospital Services, Inc., 10.125%, 2011	105,000	108,675

		$1,765,105

Medical Equipment – 0.6%

Warner Chilcott Corp., 8.75%, 2015(a)	$375,000	$367,500

Natural Gas - Pipeline – 1.3%

ANR Pipeline Co., 9.625%, 2021	$105,000	$132,124

Atlas Pipeline Partners LP, 8.125%, 2015(a)	80,000	82,400

Colorado Interstate Gas Co., 5.95%, 2015	95,000	92,976

El Paso Energy Corp., 7%, 2011	300,000	304,875

El Paso Energy Corp., 7.75%, 2013	235,000	248,512

		$860,887

Network & Telecom – 4.0%

Axtel S.A. de C.V., 11%, 2013	$565,000	$632,800

Cincinnati Bell, Inc., 8.375%, 2014	155,000	152,287

Citizens Communications Co., 9.25%, 2011	170,000	187,000

Citizens Communications Co., 6.25%, 2013	305,000	295,850

		4

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer		Shares/Par	Value ($)

Bonds – continued

Network & Telecom – continued

Global Crossing UK Finance, 10.75%, 2014		$80,000	$74,800

Hawaiian Telecom Communications, Inc., 9.75%, 2013(a)		130,000	128,375

Hawaiian Telecom Communications, Inc., 12.5%, 2015(a)		190,000	178,125

MCI, Inc., 6.908%, 2007		100,000	101,000

MCI, Inc., 7.688%, 2009		110,000	113,437

Qwest Capital Funding, Inc., 7.25%, 2011		175,000	176,313

Qwest Corp., 7.875%, 2011		180,000	190,350

Qwest Corp., 8.875%, 2012		175,000	193,813

Time Warner Telecom Holdings, Inc., 9.25%, 2014		235,000	250,275

			$2,674,425

Oil Services – 0.2%

Hanover Compressor Co., 9%, 2014		$125,000	$136,562

Precious Metals & Minerals – 0.4%

Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014		$254,000	$257,492

Printing & Publishing – 3.3%

American Media Operations, Inc., 8.875%, 2011		$260,000	$221,000

Dex Media, Inc., 0% to 2008, 9% to 2013		840,000	693,000

Dex Media, Inc., 0% to 2008, 9% to 2013		135,000	111,375

Houghton Mifflin Co., 0% to 2008, 11.5% to 2013		385,000	314,737

Lighthouse International Co. S.A., 8%, 2014(a)	EUR	105,000	137,728

PRIMEDIA, Inc., 8.875%, 2011		$295,000	275,825

R.H. Donnelley Corp., 8.875%, 2016(a)		115,000	116,150

WDAC Subsidiary Corp., 8.375%, 2014(a)		365,000	354,963

			$2,224,778

Railroad & Shipping – 0.4%

TFM S.A. de C.V., 9.375%, 2012		$241,000	$265,100

Restaurants – 0.7%

Carrols Corp., 9%, 2013		$70,000	$68,250

Denny's Corp. Holdings, Inc., 10%, 2012		75,000	76,687

El Pollo Loco, Inc., 11.75%, 2013(a)		135,000	137,025

Uno Restaurant Corp., 10%, 2011(a)		195,000	164,288

			$446,250

Retailers – 1.8%

Buhrmann U.S., Inc., 7.875%, 2015		$95,000	$93,100

Couche-Tard, Inc., 7.5%, 2013		170,000	176,375

Eye Care Centers of America, 10.75%, 2015		145,000	142,462

Finlay Fine Jewelry Corp., 8.375%, 2012		100,000	88,750

GSC Holdings Corp., 8%, 2012(a)		195,000	189,394

Mothers Work, Inc., 11.25%, 2010		145,000	140,288

Neiman Marcus Group, Inc., 9%, 2015(a)		165,000	171,188

Rite Aid Corp., 8.125%, 2010		130,000	132,600

Rite Aid Corp., 7.7%, 2027		95,000	74,813

			$1,208,970

Specialty Stores – 0.2%

Payless ShoeSource, Inc., 8.25%, 2013		$125,000	$131,563

Steel – 0.6%

AK Steel Holding Corp., 7.75%, 2012		$300,000	$292,500

Chaparral Steel Co., 10%, 2013		115,000	126,500

Northwestern Steel & Wire Co., 9.5%, 2049(d)		300,000	0

			$419,000

			5

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Bonds – continued

Telecommunications - Wireless – 1.4%

Alamosa Holdings, Inc., 12%, 2009	$129,000	$140,126

American Towers, Inc., 7.25%, 2011	85,000	88,612

Centennial Communications Corp., 10%, 2013(a)	30,000	31,050

Centennial Communications Corp., 10.125%, 2013	140,000	153,300

Dolphin Telecom PLC, 11.5%, 2008(d)	750,000	0

IWO Holdings, Inc., FRN, 8.35%, 2012	15,000	15,562

Rogers Wireless, Inc., 7.5%, 2015	65,000	70,525

Rural Cellular Corp., 9.75%, 2010	213,000	217,260

U.S. Unwired, Inc., 10%, 2012	100,000	113,250

Wind Acquisition Finance S.A., 10.75%, 2015(a)	105,000	111,956

		$941,641

Tire & Rubber – 0.3%

Cooper Standard Automotive, Inc., 8.375%, 2014	$265,000	$210,012

Tobacco – 0.5%

R.J. Reynolds Tobacco Holdings, Inc., 7.3%, 2015(a)	$340,000	$349,350

Transportation - Services – 0.1%

Hertz Corp., 8.875%, 2014(a)	$85,000	$87,762

Utilities - Electric Power – 3.6%

Allegheny Energy Supply Co. LLC, 8.25%, 2012(a)	$190,000	$210,900

CMS Energy Corp., 8.5%, 2011	200,000	217,250

FirstEnergy Corp., 6.45%, 2011	99,000	104,075

Midwest Generation LLC, 8.75%, 2034	145,000	158,775

Mission Energy Holding Co., 13.5%, 2008	250,000	288,750

NGC Corp. Capital Trust, 8.316%, 2027	275,000	253,000

NRG Energy, Inc., 8%, 2013	135,000	150,525

NRG Energy, Inc., 7.375%, 2016	295,000	300,163

Reliant Energy, Inc., 6.75%, 2014	60,000	51,600

Reliant Resources, Inc., 9.25%, 2010	200,000	197,500

Sierra Pacific Resources, 6.75%, 2017(a)	155,000	155,388

Texas Genco LLC, 6.875%, 2014(a)	120,000	129,900

TXU Corp., 5.55%, 2014	220,000	206,589

		$2,424,415

Total Bonds		$42,102,142

Stocks – 29.7%

Airlines – 1.5%

Southwest Airlines Co.(l)	60,500	$995,830

Automotive – 1.0%

Magna International, Inc., "A"(l)	9,500	$703,000

Broadcast & Cable TV – 2.1%

Comcast Corp., "Special A"(l)(n)	43,100	$1,194,732

Sinclair Broadcast Group, Inc., "A"(l)	30,000	238,800

		$1,433,532

Business Services – 0.4%

Anacomp, Inc., "B"(l)(n)	30	$307

Brink's Co.(l)	4,500	239,400

		$239,707

Containers – 3.2%

Owens-Illinois, Inc.(n)	97,000	$2,133,030

		6

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer	Shares/Par	Value ($)

Stocks – continued

Gaming & Lodging – 0.3%

GTECH Holdings Corp.(l)	6,250	$208,875

Medical & Health Technology & Services – 1.2%

Tenet Healthcare Corp.(l)(n)	110,500	$803,335

Metals & Mining – 0%

International Utility Structures, Inc.(n)	254,700	$0

Natural Gas - Distribution – 0.7%

Ferrell Gas Partners LP	6,088	$132,110

Northwestern Corp.	10,109	316,816

		$448,926

Network & Telecom – 4.7%

Nokia Corp., ADR	100,200	$1,841,676

Nortel Networks Corp.(l)(n)	439,300	1,317,900

		$3,159,576

Oil Services – 9.1%

BJ Services Co.(l)	29,000	$1,174,210

Cooper Cameron Corp.(n)	33,060	1,599,773

GlobalSantaFe Corp.(l)	36,830	2,248,471

Noble Corp.(l)	13,390	1,077,091

		$6,099,545

Pharmaceuticals – 1.9%

Merck & Co., Inc.(l)	3,900	$134,550

Wyeth(l)	24,600	1,137,750

		$1,272,300

Printing & Publishing – 0%

Golden Books Family Entertainment, Inc.(n)	53,266	$0

Specialty Chemicals – 0.3%

Lyondell Chemical Co.(l)	7,500	$180,075

Sterling Chemicals, Inc.(n)	8	85

		$180,160

Telecommunications - Wireless – 0.1%

Vodafone Group PLC, ADR(l)	4,432	$93,560

Telephone Services – 2.8%

Adelphia Business Solutions, Inc.(n)	40,000	$0

NTL, Inc.(l)(n)	6,812	430,859

Sprint Nextel Corp.(l)	62,300	1,426,047

		$1,856,906

Utilities - Electric Power – 0.4%

NRG Energy, Inc.(n)	6,073	$293,144

Total Stocks		$19,921,426

Convertible Preferred Stock – 0.6%

Automotive – 0.6%

General Motors Corp., 5.25%(l)	26,055	$430,429

Preferred Stocks – 3.2%

Broadcast & Cable TV – 3.2%

Paxson Communications Corp., 14.25%	148	$1,272,800

Spanish Broadcasting Systems, Inc., "B", 10.75%	775	837,000

		$2,109,800

		7

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2006 - continued
Issuer			Shares/Par	Value ($)

Preferred Stocks – continued

Consumer Goods & Services – 0%

Renaissance Cosmetics, Inc., 14%(n)			1,266	$0

Real Estate – 0%

HRPT Properties Trust, "B", 8.75%(l)			200	$5,120

Telephone Services – 0%

PTV, Inc., "A", 10%			8	$17

Total Preferred Stocks				$2,114,937

Warrants – 0%	Strike Price	1st Exercise

Anacomp, Inc. (Business Services)(n)	$61.54	12/10/2001	5,841	$292

Metricom, Inc. (Network & Telecom)(n)	87.00	8/15/2000	775	0

Sirius Satellite Radio, Inc. (Advertising & Broadcasting)(n)	24.92	8/13/1999	2,700	0

Sterling Chemicals, Inc. (Specialty Chemicals)(n)	52.00	12/31/2002	14	1

Total Warrants				$293

Short-Term Obligation – 3.3%

Sheffield Receivables Corp., 4.48%, due 2/01/06(y)(t)			$2,194,000	$2,194,000

Collateral for Securities Loaned – 18.2%

Navigator Securities Lending Prime Portfolio			12,208,067	$12,208,067

Total Investments(k)				$78,971,294

Other Assets, Less Liabilities – (17.8)%				(11,944,135)

Net Assets – 100.0%				$67,027,159

(p)	Payment-in-kind security.
(e)	The rate shown represents a current effective yield.
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities
Act of 1933.
(n)	Non-income producing security.
(d)	Non-income producing security - in default.
(l)	All or a portion of this security is on loan.
(a)	SEC Rule 144A restriction.
(y)	The rate shown represents an annualized yield at time of purchase.
(k)	As of January 31, 2006 the trust had eight securities representing $0 of net assets that were fair valued in accordance with the policies adopted by the Board of Trustees.
(i)	Interest only security for which the trust receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
The following abbreviations are used in the Portfolio of Investments and are defined:
ADR	American Depository Receipt
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
8

MFS Special Value Trust

Supplemental Schedules (Unaudited) 01/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$78,232,161
Gross unrealized appreciation	$4,686,232
Gross unrealized depreciation	(3,947,099)
Net unrealized appreciation (depreciation)	$739,133
Aggregate cost includes prior fiscal year end tax adjustments.

(2) Financial Instruments

Forward Foreign Currency Exchange Contracts

Sales and Purchases in the table below are reported by currency.

					Net Unrealized Appreciation (Depreciation)
	Contracts to Deliver/Receive			Contracts at Value
		Settlement Date	In Exchange For
Sales
EUR	1,703,567	2/21/2006	$2,001,853	$2,076,460	$(74,607)
Purchases
EUR	213,132	2/21/2006 - 3/20/2006	$258,376	$259,899	$1,523

At January 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $8,226 with Merrill Lynch International.
At January 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.
MFS Investment Management®
9

ITEM 2. CONTROLS AND PROCEDURES.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange
Commission’s rules and forms.
(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17
CFR 270.30a-2): Attached hereto.

Notice
A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the
Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: MFS SPECIAL VALUE TRUST
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
Date: March 24, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)
Date: March 24, 2006
By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and
Accounting Officer)
Date: March 24, 2006
* Print name and title of each signing officer under his or her signature.